Financial result	3 Months Ended
Mar. 31, 2023
Financial result
Financial result

8. Financial result

	Quarter Ended March 31,
	2023	2022

	(€ in thousands)
Finance expense	(449)	(1,048)
Interest expense on lease liability	(292)	(36)
Interest expense from the application of the effective interest rate method	(122)	(567)
Expense from revaluation of derivative financial instruments	(35)	--
Fair value valuation of financial assets	--	(443)
Other	--	(2)
Finance income	29	1,399
Payout of bond funds	--	77
Interest income from term deposits	27	--
Income from revaluation of derivative financial instruments	--	1,316
Other	2	6
Financial result	(420)	351